Income Taxes Expense (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes Expense
Schedule of Loss before income taxes

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
PRC	(16,601,650)	(21,862,391)	15,109,493
HK	(14,046,405)	(9,697,599)	8,228,582
US	(2,744,517)	(9,297,488)	(24,846,729)
Cayman	(3,451,775)	(6,502,164)	(12,251,655)
Total	(36,844,347)	(47,359,642)	(13,760,309)

Schedule of Group's deferred tax assets

	As of December 31,
	2019	2020	2021
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	18,196,880	22,456,244	30,042,281
Accrued expenses	3,833,970	1,082,761	331,770
Advertising fees	10,854,554	23,293,389	18,287,319
Deferred subsidies and revenue	70,193	507,414	—
Provision for doubtful accounts	515,870	204,936	197,592
Depreciation difference of property, plant and equipment	109,385	530,685	965,052
Impairment loss	82,505	82,505	161,993
Total deferred tax assets	33,663,357	48,157,934	49,986,007
Valuation allowance on deferred tax assets	(33,663,357)	(48,157,934)	(49,986,007)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Balance at the beginning of the year	25,704,005	33,663,357	48,157,934
Movement	8,051,215	14,496,600	1,834,481
Tax loss carry forwards expired	(91,863)	(2,023)	(6,408)
Balance at the end of the year	33,663,357	48,157,934	49,986,007

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2019	2020	2021
Statutory income tax rate	25%	25%	25%
Valuation allowance	(26)%	(25)%	(5)%
Additional tax deduction	6%	4%	11%
Effect of different tax rate of subsidiary operation in other jurisdiction	(5)%	(4)%	(9)%
Non-Deductible expense	—	—	(22)%
Effective tax rate	—	—	—